Lease commitments (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of Lease Receivables

	2017			2016
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	3,523	(326)	3,197	3,248	(330)	2,918
Later than one year and no later than five years	7,033	(696)	6,337	6,563	(702)	5,861
Later than five years	4,784	(669)	4,115	4,548	(633)	3,915
At 31 Dec	15,340	(1,691)	13,649	14,359	(1,665)	12,694